Contingent Liabilities and Financial Commitments - Closed Litigation Matters Explanatory (Details)	12 Months Ended
Dec. 31, 2018
West Virginia IPIC | United States
Disclosure Of Current Status Of Litigation Cases [Line Items]
Matter	West Virginia IPIC
Jurisdiction	USA
Companies named as Defendants	RJRT, Lorillard Tobacco and/or B&W
Description	Personal injury case
Disposition	Dismissed by court
Breathe DC | United States
Disclosure Of Current Status Of Litigation Cases [Line Items]
Matter	Breathe DC
Jurisdiction	USA
Companies named as Defendants	RJRT, RAI, SFNTC
Description	Class action
Disposition	Settlement reached
Corwin | United States
Disclosure Of Current Status Of Litigation Cases [Line Items]
Matter	Corwin
Jurisdiction	USA
Companies named as Defendants	RJRT, BAT
Description	Class action shareholder case
Disposition	Supreme Court decision
Sao Paulo Recoupment Claim | BRAZIL
Disclosure Of Current Status Of Litigation Cases [Line Items]
Matter	Sao Paulo Recoupment Claim
Jurisdiction	Brazil
Companies named as Defendants	Souza Cruz S.A.
Description	Class action
Disposition	Plaintiff appeal denied by Superior Court of Justice